Debentures - Summary Of Details of Debentures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2023 USD ($)	Jan. 01, 2022 KRW (₩)	[1]
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 69,176,668	₩ 68,698,203	[1]	$ 53,585,032	₩ 67,430,188
Structured debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 90,640	710
Structured debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		4.25%			4.25%
Structured debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		8.62%			8.62%
Exchangeable bonds
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	[2]	₩ 240,000	240,000
Subordinated fixed rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 4,453,970	5,354,890
Subordinated fixed rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		2.02%			2.02%
Subordinated fixed rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		7.86%			7.86%
Fixed rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 45,624,127	45,424,094
Fixed rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		1.18%			1.18%
Fixed rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		13.70%			13.70%
Floating rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 5,410,000	5,455,000
Floating rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		3.51%			3.51%
Floating rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		6.17%			6.17%
Korean Won gross carrying amount
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 55,818,737	56,474,694
Fair value adjustments of fair value hedged debentures in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Gains (losses) on the hedged items attributable to the hedged risk		(141,073)	(249,629)
Less: Discount on debentures in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Discount On Debentures		(29,670)	(29,166)
Less: Adjustment for exchange right of exchangeable bonds in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Discount On Debentures		(5,104)	(8,435)
Debentures in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		55,642,890	56,187,464
Floating rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 2,532,921	2,168,341
Floating rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		3.94%			3.94%
Floating rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		6.94%			6.94%
Fixed rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 11,109,296	10,482,244
Fixed rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		0.05%			0.05%
Fixed rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		12.00%			12.00%
Foreign currencies gross carrying amount
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 13,642,217	12,650,585
Fair value adjustments of fair value hedged time deposits in foreign currencies
Disclosure Of Detailed Information About Debentures [Line Items]
Gains (losses) on the hedged items attributable to the hedged risk		(68,706)	(95,865)
Less: Discount on debentures in foreign currencies
Disclosure Of Detailed Information About Debentures [Line Items]
Discount On Debentures		(39,733)	(43,981)
Debentures in foreign currencies
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 13,533,778	₩ 12,510,739

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Fair value of the liability component of exchangeable bonds is calculated by using market interest rate of bonds under the same conditions without the exchange right. The residual amount after deducting the liability component from the issuance amount, represents the value of the exchange right and is recorded in equity. Shares to be exchanged are 5 million treasury shares of KB Financial Group Inc. with the exchange price of ￦ 48,000. Exchange rights were fully exercised on February 14, 2024.